Revenue from Contracts with Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers
(4)	Revenue from Contracts with Customers
Revenue Overview
The Company applies the guidance in ASC 606,
Revenue from Contracts with Customers (Topic 606)
, when recognizing revenue associated with its contracts with customers. The Company generates revenue from the construction of new solar, battery storage, T&D or other projects pursuant to EPC contracts. The Company also generates revenue from maintaining, upgrading, repowering or expanding of existing solar, battery storage or T&D projects pursuant to O&M agreements.
The Company recognizes revenue using the
percentage-of-completion
method (an input method), based on costs incurred to date compared to total estimated costs. Costs related to uninstalled materials are included in this calculation incurred, provided that control of those materials has transferred to the customer. This method is the most accurate measure of the Company’s contract performance because it directly measures the value of the goods and services transferred to the customer.
Estimated costs include the Company’s latest estimates using judgments with respect to labor hours and costs, materials, subcontractor costs, among other costs. Changes to total estimated costs or losses, if any, are recognized in the period in which they are determined to be assessed at the contract level.
O&M agreements may include multiple performance obligations. The Company allocates the transaction price to each performance obligation using an estimate of the stand-alone selling price of each distinct service in the contract.
Revenues recognized by the Company from the sale of development projects are recognized at a point in time when control of the related project transfers to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for the project.
The following table presents the Company’s revenue disaggregated by service type:

	Three Months Ended March 31,
	2026		2025
By service type:
New Construction	$650,733	96.1%	$377,161	92.5%
Existing infrastructure	24,964	3.7%	26,508	6.5%
Other	1,108	0.2%	4,178	1.0%

Total revenues	$676,805	100.0%	$407,847	100.0%

Variable Consideration
The nature of the Company’s contracts gives rise to variable consideration, including unexecuted change orders and liquidated damage penalties. Change orders are for goods and services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract. The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Company estimates the amount of revenue to be recognized on variable consideration by using the expected value or the most likely amount method, whichever is expected to better predict the amount.
Estimates of variable consideration and the determination of whether to include estimated amounts in the transaction price are based on an assessment of the anticipated performance and all information (historical, current, and forecasted) that is reasonably available including, but not limited to, contractual entitlement and documented approval by customers. Revenues were positively impacted by $
21,266
and $3,825 during the three months ended March 31, 2026 and 2025, respectively, as a result of changes in estimates associated with performance obligations on contracts partially satisfied prior to December 31, 2025 and 2024.
Practical Expedient
If the Company has a right to consideration from a customer in an amount that corresponds directly with the value of the Company’s performance completed to date, the Company recognizes revenue in the amount to which it has a right to invoice for services performed.
Remaining Performance Obligations
As of March 31, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations was $2,456,236, which is related to the Company’s EPC service contracts. The Company anticipates recognizing revenue on substantially all the remaining performance obligations under these contracts over the next 12 to 18 months.
For the Company’s O&M agreements, the Company has elected to apply the optional exemption, which waives the requirement to disclose the remaining performance obligation for revenue recognized through the right to invoice practical expedient and contracts that have an original expected duration of one year or less.
Contract Assets and Liabilities
During the three months ended March 31, 2026 and 2025, the Company recognized revenue of $244,793 and $188,871 related to contract liabilities outstanding as of the end of each respective period end.
Contract assets and liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Unbilled and retention receivables	$157,875	$156,744

Total contract assets	$157,875	$156,744

Deferred revenue	$346,224	$308,524
Provision for project losses	71	95

Total contract liabilities	$346,295	$308,619

Contract assets and liabilities fluctuate period to period based primarily on changes in the number and size of projects in progress at period end, variability in billing and payment terms, and the amounts of unapproved change orders and contract claims. The increase in contract assets for the three months ended March 31, 2026 was primarily attributable to several new projects that commenced in 2026, partially offset by completion of certain projects and the corresponding billings of amounts previously recorded in contract assets.
The increase in contract liabilities for the three months ended March 31, 2026 is due primarily to several new large projects that commenced in 2026, timing of billings in relation to costs incurred on certain projects, partially offset by completion of certain projects and satisfaction of performance obligations related to contract amounts previously billed.

SOLV Energy Holdings LLC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers
(5) Revenue from Contracts with Customers
Revenue Overview
The Company applies the guidance in ASC 606,
Revenue from Contracts with Customers (Topic 606)
, when recognizing revenue associated with its contracts with customers. The Company generates revenue from the construction of new solar, battery storage, T&D or other projects pursuant to EPC contracts. The Company also generates revenue from
maintaining
, upgrading, repowering or expanding of existing solar, battery storage or T&D projects pursuant to O&M agreements. The Company’s other revenues include development fees from the sale of projects the Company developed and sold to third parties and certain construction management services no longer offered.
Substantially all of the Company’s revenue is recognized over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer and the Company’s continuous right to payment throughout the contracts’ duration.
Contracts where the Company provides a significant service of integrating a set of tasks and components into a single project or capability, are accounted for as a single performance obligation.
The Company recognizes revenue using the
percentage-of-completion
method (an input method), based on costs incurred to date compared to total estimated costs. Costs related to uninstalled materials are included in this calculation when incurred, provided that control of those materials has transferred to the customer. This method is the most accurate measure of the Company’s contract performance because it directly measures the value of the goods and services transferred to the customer.
Estimated costs include the Company’s latest estimates using judgments with respect to labor hours and costs, materials, subcontractor costs, among other costs. Changes to total estimated costs or losses, if any, are recognized in the period in which they are determined to be assessed at the contract level.
Precontract costs are expensed as incurred. Because of inherent uncertainties in estimating total costs on uncompleted jobs, it is at least reasonably possible that the estimates used will change in the near term. Estimates are reviewed and updated quarterly.
O&M agreements may include multiple performance obligations. The Company allocates the transaction price to each performance obligation using an estimate of the stand-alone selling price of each distinct service in the contract. For standard O&M agreements with specified service periods, revenue is recognized on a straight-line basis over the service period when inputs are expended evenly, and the customer receives and consumes the benefits of performance throughout the contract term. For other O&M agreements that are performed based on time and materials rates, such as repair, replacement, and refurbishment services, progress towards complete satisfaction of such performance obligations is measured using an output method as the customer receives and consumes the benefits of performance completed to date.
Revenues recognized by the Company from the sale of development projects are recognized at a point in time when control of the related project transfers to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for the project.
The Company bills as work progresses in accordance with agreed-upon contractual terms, and customer payments are typically due within 30 to 60 days of billing.
Indirect taxes collected from customers and remitted to tax authorities are excluded from revenue and are recorded on a net basis.
The following table presents the Company’s revenue disaggregated by service type:

	Year Ended December 31,
	2025		2024		2023
By service type:
New Construction	$2,350,485	94.4%	$1,773,868	95.9%	$1,940,420	92.4%
Existing Infrastructure	113,216	4.5%	73,170	4.0%	58,981	2.8%
Other	26,795	1.1%	765	0.1%	101,242	4.8%

Total revenues	$2,490,496	100.0%	$1,847,803	100.0%	$2,100,643	100.0%

Variable Consideration
The nature of the Company’s contracts gives rise to variable consideration, including unexecuted change orders and liquidated damage penalties. Change orders are for goods and services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract. The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Company estimates the amount of revenue to be recognized on variable consideration by using the expected value or the most likely amount method, whichever is expected to better predict the amount.
Estimates of variable consideration and the determination of whether to include estimated amounts in the transaction price are based on an assessment of the anticipated performance and all information (historical, current, and forecasted) that is reasonably available including, but not limited to, contractual entitlement and documented approval by customers. Amounts associated with change orders are recognized as revenue if it is probable that the contract price will be adjusted, and the amount of such adjustment can be reliably estimated. The effect of variable consideration on the transaction price, and the Company’s measure of progress for the performance obligation for which it relates, is recognized as an adjustment to revenue on a cumulative catch-up
basis. Revenues were positively impacted during the years ended December 31, 2025 and 2024 by $69,289 and $12,840, respectively, as a result of changes in estimates associated with performance obligations on contracts partially satisfied prior to December 31, 2024 and 2023, respectively. Revenues were negatively impacted by $40,208 during the year-ended December 31, 2023 as a result of changes in estimates associated with performance obligations on contracts partially satisfied prior to December 31, 2022.
Practical Expedient
If the Company has a right to consideration from a customer in an amount that corresponds directly with the value of the Company’s performance completed to date, the Company recognizes revenue in the amount to which it has a right to invoice for services performed.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price of customer contracts for which the work has not been performed. As of December 31, 2025, 2024 and 2023, the aggregate amount of the transaction price allocated to remaining performance obligations was $2,023,670, $981,961 and $959,896, respectively, which related to the Company’s EPC service contracts. The Company anticipates recognizing revenue on substantially all the remaining performance obligations under these contracts over the next 12 to 18 months.
For the Company’s O&M agreements, the Company has elected to apply the optional exemption, which waives the requirement to disclose the remaining performance obligation for revenue recognized through the right to invoice practical expedient and contracts that have an original expected duration of one-year or less.
Contract Assets and Liabilities
Unbilled and retention receivables represent the revenue recognized but not yet billed pursuant to contract terms or amounts billed after the period end.
The Company anticipates that substantially all unbilled amounts will be billed and collected over the next 12 to 18 months. Billings do not necessarily correlate to revenue recognized over time using the cost-to-cost
input method.
Deferred revenue represents amounts billed to customers in excess of revenue recognized to date. The Company anticipates that substantially all such amounts will be earned over the next 12 months.

During the years ended December 31, 2025, 2024 and 2023, the Company recognized revenue of
 $
240,375
, $
165,302
and $
92,120
related to contract liabilities outstanding as of the end of each respective prior year.
Contract assets and liabilities consisted of the
following
:

	December 31,
	2025	2024	2023
Unbilled and retention receivables	$156,744	$50,200	$183,327

Total contract assets	$156,744	$50,200	$183,327

Deferred revenue	$308,524	$240,375	$165,302
Provision for project losses	95	625	1,716

Total contract liabilities	$308,619	$241,000	$167,018

Contract assets and liabilities fluctuate period to period based primarily on changes in the number and size of projects in progress at period end, variability in billing and payment terms, and the amounts of unapproved change orders and contract claims. The increase in contract assets for the year ended December 31, 2025 was primarily attributable to several new large projects that commenced in 2025, partially offset by completion of certain projects and the corresponding billings of amounts previously recorded as contract assets. The decrease in contract assets for the year ended December 31, 2024 was due primarily to completion of certain large projects and the corresponding billing of amounts previously recorded as contract assets.
The increase in contract liabilities during the year ended December 31, 2025 is due primarily to several new large projects that commenced in 2025, timing of billings in relation to costs incurred on certain large projects, partially offset by completion of certain large projects and satisfaction of performance obligations related to contract amounts previously billed. The decrease in contract liabilities during the year ended December 31, 2024 is due to completion of certain large projects and satisfaction of performance obligations related to contract amounts previously billed.